Financial Risk Management - Capital Management - Additional disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Financial Risk Management.
Net earnings attributable to shareholders of Fairfax	$ 4,381.8	$ 3,374.2
Changes in capitalization	319.3	$ 1,244.5
Payments of common and preferred share dividends	$ 294.9
Percentage of consolidated net debt/net total capital ratio	22.40%	24.10%
Percentage of consolidated total debt/total capital ratio	26.00%	27.30%
National Association of Insurance Commissioners
Financial Risk Management.
Capital and surplus, regulatory minimum requirement multiplier	2	2
Bermuda Monetary Authority
Financial Risk Management.
Target capital level percentage	120.00%
Office of the Superintendent of Financial Institutions
Financial Risk Management.
Minimum supervisory target	150.00%
Common shareholders' equity
Financial Risk Management.
Changes in capitalization	$ 67.2	$ 107.9
Treasury shares
Financial Risk Management.
Purchase of shares for use in share-based payment awards	89.6
Allied World and Recipe | Common shareholders' equity
Financial Risk Management.
Changes in capitalization	$ (273.6)
Odyssey Group, Crum & Forster, Zenith National, Allied World and U.S. Run-off excluding TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management.
Capital and surplus, actual multiplier	3.2	3.0
TIG Insurance | National Association of Insurance Commissioners | Minimum
Financial Risk Management.
Capital and surplus, actual multiplier	2.0	2.0
Northbridge | Office of the Superintendent of Financial Institutions
Financial Risk Management.
Weighted average MCT ratio	255.00%	241.00%
Brit
Financial Risk Management.
Subordinated debt and contingent funding in the form of letters of credit	$ 2,545.7	$ 2,052.7
Surplus over the management capital requirements	$ 1,050.4	709.5
Gulf Insurance
Financial Risk Management.
Regulatory solvency capital	998.00%
Gulf Insurance | Unsecured senior notes
Financial Risk Management.
Borrowings, principal	$ 579.2
Ordinary shares
Financial Risk Management.
Equity in stock	$ 21,615.0	$ 17,780.3	$ 15,199.8